Securities and other financial assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Securities and other financial assets, net
Schedule of all securities and other financial assets

		At fair value
At December 31, 2021		With changes in other comprehensive income (loss)
Carrying amount	Amortized cost	Recyclable to profit and loss	Non-recyclable to profit and loss	With changes in profit or loss	Total securities and other financial assets, net
Principal	631,123	193,488	—	—	824,611
Interest receivable	8,089	1,003	—	—	9,092
Allowance (1)	(1,790)	—	—	—	(1,790)
	637,422	194,491	—	—	831,913

		At fair value
At December 31, 2020		With changes in other comprehensive income (loss)
Carrying amount	Amortized cost	Recyclable to profit and loss	Non-recyclable to profit and loss	With changes in profit or loss	Total securities and other financial assets, net
Principal	164,074	231,348	—	—	395,422
Interest receivable	1,985	1,156	—	—	3,141
Allowance (1)	(495)	—	—	—	(495)
	165,564	232,504	—	—	398,068
(1)As of December 31, 2021 and 2020, the loss allowance for losses for securities at FVOCI for $26 thousand and $43 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Schedule of all securities and other financial assets by contractual maturity

		At fair value
At December 31, 2021		With changes in other comprehensive income
	Amortized cost	Recyclable to profit and loss	Non-recyclable to profit and loss	With changes in profit or loss	Total securities and other financial assets, net
Due within 1 year	63,640	113,792	—	—	177,432
After 1 year but within 5 years	567,483	79,696	—	—	647,179
Balance - principal	631,123	193,488	—	—	824,611

		At fair value
At December 31, 2020		With changes in other comprehensive income
	Amortized cost	Recyclable to profit and loss	Non-recyclable to profit and loss	With changes in profit or loss	Total securities and other financial assets, net
Due within 1 year	40,625	34,027	—	—	74,652
After 1 year but within 5 years	123,449	197,321	—	—	320,770
Balance - principal	164,074	231,348	—	—	395,422

Schedule of securities pledge to secure repurchase transactions

	December 31, 2021			December 31, 2020
	Amortized cost	At FVOCI	Total	Amortized cost	At FVOCI	Total
Securities pledged to secure repurchase transactions	498,274	—	498,274	11,998	—	11,998

Securities sold under repurchase agreements	(427,497)	—	(427,497)	(10,663)	—	(10,663)